Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
SHARE-BASED COMPENSATION [Abstract]
Share Option Activities

Granted to Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$	US$	US$
Outstanding as of December 31, 2010	25,045,617	0.20	8.58	33,775
Options granted	15,657,942	1.24	—	—
Options granted contingent upon IPO	90,883	0.40	—	—
Option exercised	(16,217,250)	0.14	—	—
Options forfeited	(881,590)	0.53	—	—
Outstanding as of December 31, 2011	23,695,602	0.92	8.88	3,194
Options granted	3,535,450	1.35	—	—
Options exercised	(1,943,515)	0.28	—	—
Options forfeited	(1,464,126)	0.90	—	—
Outstanding as of December 31, 2012	23,823,411	1.04	8.22	4,077
Options granted	8,077,000	1.45	—	—
Options exercised	(3,137,500)	0.71	—	—
Options forfeited or cancelled	(1,372,120)	1.06	—	—
Outstanding as of December 31, 2013	27,390,791	1.20	7.80	47,769
Vested and exercisable as of December 31, 2011	4,208,831	0.27	7.42	3,316
Vested and exercisable as of December 31, 2012	9,143,752	0.85	7.69	3,275
Vested and exercisable as of December 31, 2013	11,585,914	0.98	6.99	22,746

Granted to Non-Employees	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
		US$	US$	US$
Outstanding as of December 31, 2010	10,375,000	0.23	6.12	13,716
Options granted	2,337,500	0.93	—	—
Options exercised	(10,375,000)	0.23	—	—
Outstanding as of December 31, 2011	2,337,500	0.93	9.92	283
Options granted	450,000	1.35	—	—
Outstanding as of December 31, 2012	2,787,500	1.00	9.01	577
Options granted	975,000	1.18	—	—
Options exercised	(322,910)	0.95	—	—
Options forfeited or cancelled	(470,840)	1.16	—	—
Outstanding as of December 31, 2013	2,968,750	1.04	8.30	5,639
Vested and exercisable as of December 31, 2011	1,000,000	0.91	9.84	144
Vested and exercisable as of December 31, 2012	1,584,375	0.99	8.97	348
Vested and exercisable as of December 31, 2013	1,570,833	0.98	8.07	3,079

Assumptions Used in Binomial Option-pricing Model

Granted to Employees	2011	2012	2013
Average risk-free interest rate	2.70%-4.20%	1.04%-3.00%	2.26%-3.16%
Exercise Multiple	2.0-3.0	2.2-2.8	2.0-2.8
Expected Forfeiture Rate	0%-2%	0%-5%	0%-7%
Expected option life	10 years	10 years	10 years
Volatility rate	66%-77%	51%-68%	42%-50%
Dividend yield	0%	0%	0%
Share price	$0.80-2.19	$1.25-2.14	$1.21-4.53

Granted to Non-Employees	2011	2012	2013
Average risk-free interest rate	2.70%	2.24%-2.60%	2.26%-3.06%
Exercise Multiple	N/a	N/a	N/a
Expected Forfeiture Rate	—	—	—
Expected option life	10 years	9-10 years	8-10 years
Volatility rate	67%-68%	48%-66%	47%-50%
Dividend yield	0%	0%	0%
Share price	$0.95-1.07	$1.21-2.13	$1.21-4.36

Restricted Share Activities

	Number of shares	Weighted average grant date fair value
		US$
Unvested as of January 1, 2011	—	—
Granted	1,075,000	1.6800
Unvested as of December 31, 2011	1,075,000	1.6800
Granted	47,973,506	1.2379
Forfeited	(1,021,995)	1.4936
Vested	(2,992,985)	0.8971
Unvested as of December 31, 2012	45,033,526	1.2653
Granted	52,643,485	3.2537
Forfeited	(3,899,858)	1.4428
Vested	(18,037,583)	1.4524
Unvested as of December 31, 2013	75,739,570	2.5937